DEPOSIT FOR ACQUISITION TARGET (Details Narrative) - SLG Innovation Inc. [Member] - USD ($)			9 Months Ended
	Apr. 29, 2023	Apr. 29, 2023	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Business Combination [Line Items]
Restricted investments								$ 1,401,923
Refundable deposits	$ 2,000,000	$ 2,000,000		$ 2,000,000.0	$ 2,000,000	$ 2,000,000	$ 561,808	561,808
Capitalized transaction costs					561,808		20,000	20,000
Accounts receivable					$ 1,418,192		$ 1,418,192	$ 820,025
Estimated amount of payables	$ 2,136,445	$ 2,136,445
Number of shares of capital stock	996,355	33,212	33,609